Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating lease cost	$ 3,505
Rent expense		$ 5,800	$ 27,051	$ 29,877	$ 200
Cost of revenue
Operating Leased Assets [Line Items]
Operating lease cost	1,100
Rent expense		1,700	5,791	9,630
Operations and support
Operating Leased Assets [Line Items]
Operating lease cost	3,300
Rent expense		2,900
General and administrative expense
Operating Leased Assets [Line Items]
Operating lease cost	$ 1,400
Rent expense		$ 1,200	$ 6,066	$ 5,089
Minimum
Operating Leased Assets [Line Items]
Remaining lease terms	1 year		1 year
Maximum
Operating Leased Assets [Line Items]
Remaining lease terms	7 years		8 years